AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 62.7%
	United States Treasury Bill
$14,000,000	0.000%, 2/6/2025	$13,942,530
10,000,000	0.000%, 4/3/2025	9,893,200
10,000,000	0.000%, 6/12/2025	9,814,920
	TOTAL U.S. TREASURY BILLS
	(Cost $33,640,766)	33,650,650

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 22.6%
	CALL OPTIONS — 22.6%
8,927	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,355.71, Exercise Price: $0.0001, Notional Amount: $89, Expiration Date: March 16, 2025*,1	12,101,991
	TOTAL CALL OPTIONS
	(Cost $8,526,191)	12,101,991
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $8,526,191)	12,101,991

Number of Shares
	SHORT-TERM INVESTMENTS — 16.0%
8,581,606	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.27%[2]	8,581,606
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,581,606)	8,581,606
	TOTAL INVESTMENTS — 101.3%
	(Cost $50,748,563)	54,334,247
	Liabilities in Excess of Other Assets — (1.3)%	(702,443)
	TOTAL NET ASSETS — 100.0%	$53,631,804

*Non-income producing security.
[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.